Financial Risk Management - Market Price Fluctuations - Currency Appreciation (Details) - Currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	$ (4.8)	$ (95.6)
Net earnings (loss)	(12.7)	(77.2)
Pre-tax other comprehensive income (loss)	(542.2)	(720.3)
Other comprehensive income (loss)	(495.7)	(665.7)
Canadian dollar
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	(25.6)	18.3
Net earnings (loss)	(25.1)	14.0
Pre-tax other comprehensive income (loss)	(112.1)	(110.0)
Other comprehensive income (loss)	(115.5)	(113.2)
Euro
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	(35.2)	59.0
Net earnings (loss)	(26.5)	44.2
Pre-tax other comprehensive income (loss)	(17.4)	(86.1)
Other comprehensive income (loss)	13.7	(55.6)
British pound sterling
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	58.3	(5.1)
Net earnings (loss)	48.8	(2.0)
Pre-tax other comprehensive income (loss)	(56.4)	(125.5)
Other comprehensive income (loss)	(55.6)	(124.7)
Indian rupee
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	(47.3)	(110.1)
Net earnings (loss)	(45.9)	(95.3)
Pre-tax other comprehensive income (loss)	(247.7)	(275.4)
Other comprehensive income (loss)	(229.2)	(254.2)
All other currencies
Effect Of Currency Appreciation [Line Items]
Pre-tax earnings (loss)	45.0	(57.7)
Net earnings (loss)	36.0	(38.1)
Pre-tax other comprehensive income (loss)	(108.6)	(123.3)
Other comprehensive income (loss)	$ (109.1)	$ (118.0)